Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	PQEMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$138	1.20%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging markets advanced over the reporting period, driven by strong performance in China, Taiwan, and Korea, particularly within the information technology, financials, and communication services sectors.
■
The Fund’s returns relative to the MSCI Emerging Markets Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures and improving sentiment measures and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included Taiwan (stock selection in the information technology sector and underweight in the financials sector), Korea (overweight and stock selection in the financials sector; stock selection in the information technology sector), and
China (overweight in materials). The most significant detractors included Turkey (overweight in the communication services sector) and Brazil
(overweight and stock selection in the financials sector).
■
The best-performing sectors, in relative terms, included financials (underweight and stock selection in India; overweight in Korea), materials
(overweight in China), and information technology (stock selection in Taiwan). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.73%	9.49%	8.44% (11/29/2016)
MSCI Emerging Markets Index (ND)	27.91%	7.46%	8.16%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 24,296,133
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 3,870
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 24,296,133
Number of fund holdings	259
Total advisory fees paid for the year	$ 3,870
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	15.5%
Banks	15.3%
Metals & Mining	5.6%
Broadline Retail	5.6%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Electronic Equipment, Instruments & Components	4.1%
Automobiles	3.6%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	3.5%
Oil, Gas & Consumable Fuels	3.3%
IT Services	2.6%
Insurance	2.2%
Pharmaceuticals	1.9%
Capital Markets	1.8%
Wireless Telecommunication Services	1.7%
Entertainment	1.7%
Electrical Equipment	1.4%
Marine Transportation	1.3%
Machinery	1.2%
Real Estate Management & Development	1.1%
Life Sciences Tools & Services	1.1%
Industrial Conglomerates	1.0%
Food Products	1.0%
Consumer Finance	0.9%
Industry Classification	% of Net Assets
Chemicals	0.9%
Diversified Telecommunication Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Consumer Staples Distribution & Retail	0.9%
Aerospace & Defense	0.8%
Specialty Retail	0.8%
Construction Materials	0.7%
Passenger Airlines	0.7%
Financial Services	0.7%
Communications Equipment	0.6%
Automobile Components	0.6%
Electric Utilities	0.6%
Biotechnology	0.5%
Water Utilities	0.5%
Transportation Infrastructure	0.5%
Tobacco	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Household Durables	0.5%
Others*	1.7%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Developed Markets Index Fund
Class Name	Class R6
Trading Symbol	PQDMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Geopolitical tensions and concerns about increased tariffs weighed on international equity performance at the end of 2024. The new year brought a more positive outlook, as international markets were boosted by attractive valuations, improved growth prospects, and easing recession fears. Markets rallied in 2025, posting strong performance at the end of the reporting period.
■
The Fund closely tracked the MSCI EAFE Index (ND)’s (the “Index”) performance over the reporting period, holding almost all stocks included in the Index in approximately the same proportions, in keeping with its passively managed, or indexed, investment approach.
■
The Fund used TOPIX Index futures, EURO STOXX 50 Index futures, FTSE 100 Index futures, and MSCI EAFE Mini Index futures to equitize cash and enhance portfolio liquidity. These positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	22.93%	11.65%	8.67% (11/17/2016)
MSCI EAFE Index (ND)	23.03%	12.33%	9.07%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 44,614,263
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 44,614,263
Number of fund holdings	703
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Pharmaceuticals	7.2%
Insurance	5.4%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.4%
Unaffiliated Exchange-Traded Funds - Equity	3.2%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.0%
Capital Markets	3.0%
Electrical Equipment	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	2.5%
Metals & Mining	2.5%
Automobiles	2.3%
Textiles, Apparel & Luxury Goods	2.2%
Industrial Conglomerates	2.2%
Food Products	2.1%
Chemicals	2.0%
Software	1.9%
Trading Companies & Distributors	1.9%
Electric Utilities	1.8%
Health Care Equipment & Supplies	1.8%
Diversified Telecommunication Services	1.6%
Wireless Telecommunication Services	1.4%
Personal Care Products	1.4%
Professional Services	1.3%
Industry Classification	% of Net Assets
Entertainment	1.3%
Broadline Retail	1.3%
Beverages	1.1%
Hotels, Restaurants & Leisure	1.1%
Consumer Staples Distribution & Retail	1.1%
Financial Services	1.1%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	1.0%
Real Estate Management & Development	0.9%
Multi-Utilities	0.9%
Specialty Retail	0.9%
Tobacco	0.9%
Construction & Engineering	0.8%
IT Services	0.8%
Building Products	0.8%
Biotechnology	0.6%
Construction Materials	0.6%
Automobile Components	0.5%
Household Products	0.5%
Others*	5.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets